Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 26, 2012
Registrant Name	Allianz Variable Insurance Products Fund of Funds Trust
Central Index Key	0001301708
Amendment Flag	false
Document Creation Date	Apr 26, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

AZL Fusion Balanced Fund
AZL FusionSM Balanced Fund
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Fusion Balanced Fund
Management Fee		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses	[1]	0.86%
Total Annual Fund Operating Expenses		1.09%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Fusion Balanced Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 40% – 60% of the Fund’s assets to equity funds and approximately 40% – 60% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	12.93%
Lowest (Q4, 2008)	-14.80%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Fusion Balanced Fund	(0.90%)	1.63%	3.69%	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Balanced Fund	2.11%	(0.25%)	3.40%	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Balanced Fund	7.84%	6.50%	5.75%	Apr 29, 2005
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Balanced Fund	5.57%	3.73%	5.08%	Apr 29, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL FusionSM Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 40% – 60% of the Fund’s assets to equity funds and approximately 40% – 60% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

		The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

		The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of the Fund will vary from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	12.93%
Lowest (Q4, 2008)	-14.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Fusion Balanced Fund | AZL Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2006	rr_AnnualReturn2006	9.49%
2007	rr_AnnualReturn2007	7.11%
2008	rr_AnnualReturn2008	(27.44%)
2009	rr_AnnualReturn2009	26.71%
2010	rr_AnnualReturn2010	11.07%
2011	rr_AnnualReturn2011	(0.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(0.90%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	5.57%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Fusion Conservative Fund
AZL FusionSM Conservative Fund
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Fusion Conservative Fund
Management Fee		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.06%
Acquired Fund Fees and Expenses	[1]	0.80%
Total Annual Fund Operating Expenses		1.06%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Fusion Conservative Fund	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 25% – 45% of the Fund’s assets to equity funds and approximately 55% – 75% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 25%-45% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (35%) and the Barclays Capital U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	6.75%
Lowest (Q3, 2011)	-6.87%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Fusion Conservative Fund	0.64%	6.03%	Oct 23, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Conservative Fund	2.11%	9.46%	Oct 23, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Conservative Fund	7.84%	6.66%	Oct 23, 2009
Conservative Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Conservative Fund	6.38%	8.17%	Oct 23, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Fusion Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL FusionSM Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 25% – 45% of the Fund’s assets to equity funds and approximately 55% – 75% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

		The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 25%-45% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

		The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (35%) and the Barclays Capital U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of the Fund will vary from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	6.75%
Lowest (Q3, 2011)	-6.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Fusion Conservative Fund | AZL Fusion Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2010	rr_AnnualReturn2010	10.96%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.87%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009
Conservative Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Fusion Growth Fund
AZL FusionSM Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Fusion Growth Fund
Management Fee		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses	[1]	0.99%
Total Annual Fund Operating Expenses		1.22%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Fusion Growth Fund	124	387	670	1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 70% – 90% of the Fund’s assets to equity funds and approximately 10% – 30% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 70%–90% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of approximately 10%–30% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (80%) and the Barclays Capital U.S. Aggregate Bond Index (20%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	17.05%
Lowest (Q4, 2008)	-22.98%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Fusion Growth Fund	(4.43%)	(1.63%)	2.23%	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Growth Fund	2.11%	(0.25%)	3.40%	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Growth Fund	7.84%	6.50%	5.75%	Apr 29, 2005
Growth Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Growth Fund	3.64%	1.49%	4.20%	Apr 29, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Fusion Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL FusionSM Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 70% – 90% of the Fund’s assets to equity funds and approximately 10% – 30% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

		The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 70%–90% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of approximately 10%–30% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

		The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (80%) and the Barclays Capital U.S. Aggregate Bond Index (20%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of the Fund will vary from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	17.05%
Lowest (Q4, 2008)	-22.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Fusion Growth Fund | AZL Fusion Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
2006	rr_AnnualReturn2006	12.20%
2007	rr_AnnualReturn2007	5.75%
2008	rr_AnnualReturn2008	(38.77%)
2009	rr_AnnualReturn2009	31.84%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	(4.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.98%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(4.43%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Growth Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	3.64%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Fusion Moderate Fund
AZL FusionSM Moderate Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Fusion Moderate Fund
Management Fee		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.02%
Acquired Fund Fees and Expenses	[1]	0.92%
Total Annual Fund Operating Expenses		1.14%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Fusion Moderate Fund	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 55% – 75% of the Fund’s assets to equity funds and approximately 25% – 45% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of approximately 25%-45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (65%) and the Barclays Capital U.S. Aggregate Bond Index (35%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	14.82%
Lowest (Q4, 2008)	-18.42%

Performance Information
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Fusion Moderate Fund	(2.84%)	0.13%	2.97%	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Moderate Fund	2.11%	(0.25%)	3.40%	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Moderate Fund	7.84%	6.50%	5.75%	Apr 29, 2005
Moderate Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Fusion Moderate Fund	4.66%	2.66%	4.69%	Apr 29, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL FusionSM Moderate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 55% – 75% of the Fund’s assets to equity funds and approximately 25% – 45% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools.

		The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of approximately 25%-45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

		The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (65%) and the Barclays Capital U.S. Aggregate Bond Index (35%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of the Fund will vary from year to year
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	14.82%
Lowest (Q4, 2008)	-18.42%

Performance Table Heading	rr_PerformanceTableHeading	Performance Information
AZL Fusion Moderate Fund | AZL Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	6.54%
2008	rr_AnnualReturn2008	(32.76%)
2009	rr_AnnualReturn2009	29.64%
2010	rr_AnnualReturn2010	11.74%
2011	rr_AnnualReturn2011	(2.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.42%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(2.84%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Moderate Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	4.66%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL MVP Fusion Balanced Fund
AZL MVP FusionSM Balanced Fund
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Fusion Balanced Fund
Management Fee	[1]	0.25%
Other Expenses	[1][2]	0.16%
Acquired Fund Fees and Expenses	[2]	0.84%
Total Annual Fund Operating Expenses		1.25%
Expense Reimbursement	[3]	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.20%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FB Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP FB Investments Trust), to 0.30% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP Fusion Balanced Fund	122	392

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to underlying funds. Of this underlying fund allocation, approximately 40% - 60% will be allocated to equity funds and approximately 40% - 60% will be allocated to fixed income funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives indirectly through the Fusion Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FB Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments, including the Subsidiary, and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL MVP Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL MVP FusionSM Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to underlying funds. Of this underlying fund allocation, approximately 40% - 60% will be allocated to equity funds and approximately 40% - 60% will be allocated to fixed income funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives indirectly through the Fusion Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FB Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments, including the Subsidiary, and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP Fusion Balanced Fund | AZL MVP Fusion Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	392

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FB Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP FB Investments Trust), to 0.30% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

AZL MVP Fusion Moderate Fund
AZL MVP FusionSMModerate Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Fusion Moderate Fund
Management Fee	[1]	0.25%
Other Expenses	[1][2]	0.16%
Acquired Fund Fees and Expenses	[2]	0.90%
Total Annual Fund Operating Expenses		1.31%
Expense Reimbursement	[3]	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.26%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FM Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP FM Investments Trust), to 0.30% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP Fusion Moderate Fund	128	410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to underlying funds. Of this underlying fund allocation, approximately 55% - 75% will be allocated to equity funds and approximately 25% - 45% will be allocated to fixed income funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives indirectly through the Fusion Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FM Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments, including the Subsidiary, and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55% - 75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

With a target allocation of approximately 25% - 45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL MVP Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL MVP FusionSMModerate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to underlying funds. Of this underlying fund allocation, approximately 55% - 75% will be allocated to equity funds and approximately 25% - 45% will be allocated to fixed income funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Manager will implement the Fund’s MVP risk management process primarily using futures, but may also use other derivative securities, such as options. The Fund normally will gain exposure to derivatives indirectly through the Fusion Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FM Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments, including the Subsidiary, and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55% - 75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

With a target allocation of approximately 25% - 45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP Fusion Moderate Fund | AZL MVP Fusion Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[3]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	410

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FM Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP FM Investments Trust), to 0.30% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

AZL Balanced Index Strategy Fund
AZL® Balanced Index Strategy Fund
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Balanced Index Strategy Fund
Management Fee		0.05%
Distribution (12b-1) Fees		none
Other Expenses		0.04%
Acquired Fund Fees and Expenses	[1]	0.64%
Total Annual Fund Operating Expenses		0.73%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Balanced Index Strategy Fund	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
Under normal market conditions, the Fund will allocate 40% – 60% of its assets in the underlying equity index funds and 40% – 60% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	7.45%
Lowest (Q3, 2011)	-7.07%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Balanced Index Strategy Fund	2.41%	10.93%	Jul 10, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Balanced Index Strategy Fund	2.11%	17.97%	Jul 10, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Balanced Index Strategy Fund	7.84%	6.94%	Jul 10, 2009
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Balanced Index Strategy Fund	5.57%	13.01%	Jul 10, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® Balanced Index Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
Under normal market conditions, the Fund will allocate 40% – 60% of its assets in the underlying equity index funds and 40% – 60% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

		The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

		The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of the Fund will vary from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	7.45%
Lowest (Q3, 2011)	-7.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Balanced Index Strategy Fund | AZL Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
2010	rr_AnnualReturn2010	10.50%
2011	rr_AnnualReturn2011	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.07%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Growth Index Strategy Fund
AZL® Growth Index Strategy Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Growth Index Strategy Fund
Management Fee		0.05%
Distribution (12b-1) Fees		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses	[1]	0.62%
Total Annual Fund Operating Expenses		0.70%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Growth Index Strategy Fund	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):
  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
Under normal market conditions, the Fund will allocate 65%-85% of its assets in the underlying equity index funds and 15%-35% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 65%-85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 15%-35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (75%) and the Barclays Capital U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	10.19%
Lowest (Q3, 2011)	-12.04%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Growth Index Strategy Fund	0.01%	12.67%	Jul 10, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Growth Index Strategy Fund	2.11%	17.97%	Jul 10, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Growth Index Strategy Fund	7.84%	6.94%	Jul 10, 2009
Growth Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Growth Index Strategy Fund	3.99%	15.64%	Jul 10, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® Growth Index Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):
  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
Under normal market conditions, the Fund will allocate 65%-85% of its assets in the underlying equity index funds and 15%-35% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

		The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 65%-85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 15%-35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

		The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (75%) and the Barclays Capital U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of the Fund will vary from year to year
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	10.19%
Lowest (Q3, 2011)	-12.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Growth Index Strategy Fund | AZL Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
2010	rr_AnnualReturn2010	13.42%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.04%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	12.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
Growth Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	15.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL MVP Balanced Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Balanced Index Strategy Fund
Management Fee	[1]	0.15%
Other Expenses	[1][2]	0.16%
Acquired Fund Fees and Expenses	[2]	0.63%
Total Annual Fund Operating Expenses		0.94%
Expense Reimbursement	[3]	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	0.89%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BIS Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP GIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP Balanced Index Strategy Fund	91	295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):
  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% – 100% of the Fund’s assets to the Index Strategy Underlying Funds. Of this allocation, approximately 40% - 60% will be allocated to the equity index funds and approximately 40% – 60% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BIS Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to Index Strategy Underlying Funds. The process is intended to limit the Fund’s market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP Balanced Index Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):
  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% – 100% of the Fund’s assets to the Index Strategy Underlying Funds. Of this allocation, approximately 40% - 60% will be allocated to the equity index funds and approximately 40% – 60% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BIS Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to Index Strategy Underlying Funds. The process is intended to limit the Fund’s market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP Balanced Index Strategy Fund | AZL MVP Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	295

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BIS Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP GIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

AZL MVP Growth Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Growth Index Strategy Fund
Management Fee	[1]	0.15%
Other Expenses	[1][2]	0.16%
Acquired Fund Fees and Expenses	[2]	0.61%
Total Annual Fund Operating Expenses		0.92%
Expense Reimbursement	[3]	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	0.87%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP GIS Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP GIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP Growth Index Strategy Fund	89	288

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):
  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to the Index Strategy Underlying Funds. Of this allocation, approximately 65% - 85% will be allocated to the equity index funds and approximately 15% - 35% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP GIS Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 13% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 65% - 85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

With a target allocation of approximately 15% - 35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL MVP Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP Growth Index Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):
  AZL Enhanced Bond Index Fund
  AZL S&P 500 Index Fund
  AZL Mid Cap Index Fund
  AZL Small Cap Stock Index Fund
  AZL International Index Fund
The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund’s assets to the Index Strategy Underlying Funds. Of this allocation, approximately 65% - 85% will be allocated to the equity index funds and approximately 15% - 35% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund’s assets may be allocated to the Fund’s MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP GIS Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 13% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

The Fund’s allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 65% - 85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

With a target allocation of approximately 15% - 35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP Growth Index Strategy Fund | AZL MVP Growth Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[3]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	288

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP GIS Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP GIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.

AZL MVP BlackRock Global Allocation Fund
AZL®MVP BlackRock Global Allocation Fund
Investment Objective
The Fund seeks high total investment return.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP BlackRock Global Allocation Fund
Management Fee	[1]	0.15%
Other Expenses	[1][2]	0.06%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.34%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BGA Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP BlackRock Global Allocation Fund	136	425

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL BlackRock Global Allocation Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BGA Investments

Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests in a portfolio of equity, debt and money market securities. At any given time, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts.

The Underlying Fund generally seeks diversification across markets, industries and issuers. The Underlying Fund may invest in the securities of companies of any market capitalization.

The Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 30%-40% or more) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits and non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser’s outlook.

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL BlackRock Global Allocation Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desire result; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions; commodities investments risk, because exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; security quality risk (sometimes called “high-yield risk” or “junk bond risk”), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; distressed securities risk, because such securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds; sovereign debt risk, which is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt; and risks related to the Underlying Fund’s investments in a subsidiary formed in the Cayman Islands.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL®MVP BlackRock Global Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL BlackRock Global Allocation Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BGA Investments

Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests in a portfolio of equity, debt and money market securities. At any given time, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts.

The Underlying Fund generally seeks diversification across markets, industries and issuers. The Underlying Fund may invest in the securities of companies of any market capitalization.

The Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 30%-40% or more) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits and non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser’s outlook.

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL BlackRock Global Allocation Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desire result; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions; commodities investments risk, because exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; security quality risk (sometimes called “high-yield risk” or “junk bond risk”), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; distressed securities risk, because such securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds; sovereign debt risk, which is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt; and risks related to the Underlying Fund’s investments in a subsidiary formed in the Cayman Islands.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP BlackRock Global Allocation Fund | AZL MVP BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BGA Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL® MVP Franklin Templeton Founding Strategy Plus Fund
Investment Objective
The Fund seeks long-term capital appreciation, with income as a secondary goal.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Franklin Templeton Founding Strategy Plus Fund
Management Fee	[1]	0.15%
Other Expenses	[1][2]	0.06%
Acquired Fund Fees and Expenses	[2]	1.06%
Total Annual Fund Operating Expenses		1.27%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FTFSP Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP Franklin Templeton Founding Strategy Plus Fund	129	403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Franklin Templeton Founding Strategy Plus Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FTFSP Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Underlying Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:

  Mutual Shares Strategy
  Templeton Growth Strategy
  Franklin Income Strategy
  Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the predetermined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL Franklin Templeton Founding Strategy Plus Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; security quality risk (sometimes called high-yield risk or junk bond risk), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; special situations risk, related to the Underlying Fund’s use of investment strategies intended to take advantage of mergers, reorganizations, or other unusual events, which may not occur as expected; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Underlying Fund’s portfolio; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; and income risk, which is the risk that falling interest rates may cause the Underlying Fund’s income to decline.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL MVP Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP Franklin Templeton Founding Strategy Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation, with income as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Franklin Templeton Founding Strategy Plus Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP FTFSP Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Underlying Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:

  Mutual Shares Strategy
  Templeton Growth Strategy
  Franklin Income Strategy
  Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the predetermined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL Franklin Templeton Founding Strategy Plus Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; security quality risk (sometimes called high-yield risk or junk bond risk), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; special situations risk, related to the Underlying Fund’s use of investment strategies intended to take advantage of mergers, reorganizations, or other unusual events, which may not occur as expected; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Underlying Fund’s portfolio; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; and income risk, which is the risk that falling interest rates may cause the Underlying Fund’s income to decline.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP Franklin Templeton Founding Strategy Plus Fund | AZL MVP Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP FTFSP Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

AZL MVP Invesco Equity and Income Fund
AZL® MVP Invesco Equity and Income Fund
Investment Objective
The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Invesco Equity and Income Fund
Management Fee	[1]	0.15%
Other Expenses	[1][2]	0.06%
Acquired Fund Fees and Expenses	[2]	0.99%
Total Annual Fund Operating Expenses		1.20%
[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP IEI Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL MVP Invesco Equity and Income Fund	122	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Invesco Equity and Income Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities; for this purpose, “equity and income securities” includes instruments, such as futures and options, that have economic characteristics similar to equity and income securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP IEI Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests, under normal market conditions, at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Underlying Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Underlying Fund invests at least 80% of its net assets in equity and income securities.

The Underlying Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Underlying Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Underlying Fund’s subadviser of the income or growth potential of such securities materially change.

The Underlying Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Underlying Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL Invesco Equity and Income Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged; mortgage-related and other asset-backed risk, which involves risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages or other assets that backs the security; income risk, which is the risk that falling interest rates may cause the Fund’s income to decline; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio; and real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL MVP Invesco Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP Invesco Equity and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest possible income consistent with safety of principal,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with long-term growth of capital as an important secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate is not presented because the Fund had not commenced operations prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Invesco Equity and Income Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities; for this purpose, “equity and income securities” includes instruments, such as futures and options, that have economic characteristics similar to equity and income securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP IEI Investments Trust (the “Subsidiary”), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests, under normal market conditions, at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Underlying Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Underlying Fund invests at least 80% of its net assets in equity and income securities.

The Underlying Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Underlying Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Underlying Fund’s subadviser of the income or growth potential of such securities materially change.

The Underlying Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Underlying Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL Invesco Equity and Income Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged; mortgage-related and other asset-backed risk, which involves risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages or other assets that backs the security; income risk, which is the risk that falling interest rates may cause the Fund’s income to decline; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio; and real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not presented because the Fund has not had a full calendar year of operations.
Performance Table Heading	rr_PerformanceTableHeading	Performance Information
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL MVP Invesco Equity and Income Fund | AZL MVP Invesco Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP IEI Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012